Obligations Under Finance Leases (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Future Minimum Lease Payments (Including Interest), and Present Value of Minimum Lease Payments Under Finance Leases

The future minimum lease payments (including interest), and the present values of the minimum lease payments under finance leases were as follows:

		Present values		Present values
	Minimum lease	of minimum	Minimum lease	of minimum
	payments	lease payments	payments	lease payments
	2018	2018	2017	2017
	RMB million	RMB million	RMB million	RMB million
Within one year	11,974		11,651
In the second year	12,014		10,408
In the third to fifth years, inclusive	30,018		27,895
After the fifth year	36,974		30,196

Total	90,980	77,427	80,150	66,868
Less: amounts repayable within one year	(11,974)	(9,364)	(11,696)	(9,241)

Non-current portion	79,006	68,063	68,454	57,627